Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Entity Level Disclosures
Schedule of revenues by geographical area

	Israel	USA	Other	Total
		U.S. dollars in thousands
Company's revenues:
For the year 2018	988	353	125	1,466
For the year 2017	823	227	46	1,096
For the year 2016*	590	243	10	843

*	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).

Schedule of major customers

Principal customers:	Year ended December 31
	2018	2017	2016*
	U.S. dollars in thousands
Revenue with principal customers	308	436	499

	Percentage of total sales
Customer A	8%	21%	23%
Customer B	2%	13%	-
Customer C	11%	2%	-
Customer D	10%	-	-
Customer E	2%	3%	23%
Customer F	1%	3%	14%

*	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).